Note 11 - Stock Option Plans and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended September 30,						Nine Months Ended September 30,
	2017			2016			2017			2016
Risk-free interest rate	-%	-	-%	0.9%	-	1.0%	1.6%	-	1.7%	0.9%	-	1.4%
Expected volatility		-%		78%	-	79%	110%	-	113%	78%	-	83%
Expected life (in years)		-			4.2			4.2			4.2
Expected dividend yield		-			-			-			-
Estimated forfeiture rates		20%		1%	-	7%		20%		1%	-	7%
Weighted average per share grant date fair value		$-			$99.75			$9.65			$110.25
Stock-based compensation		$207,064			$192,812			$874,888			$629,671

	Years Ended December 31,
	2016			2015
Risk-free interest rate	0.9%	to	1.8%	1.5%	to	1.7%
Expected volatility	78%	to	110%	58%	to	77%
Expected life (in years)		4.2		4.1	to	4.2
Expected dividend yield		0%			0%
Estimated forfeiture rates	1%	to	20%	1%	to	10%

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2017	28,232	$404.82
Granted during 2017	51,090	12.77
Exercised	-	-
Cancelled /expired	(2,146)	1,409.58
Outstanding as of September 30, 2017	77,176	$117.34
Exercisable as of September 30, 2017	35,887	$233.48

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2015	2,666	$4,095.00
Granted during 2015	586	2,190.00
Exercised	(284)	2,370.00
Forfeited /expired	(74)	2,910.00
Outstanding as of December 31, 2015	2,894	3,915.00
Granted during 2016	25,844	91.50
Exercised	-	-
Forfeited /expired	(645)	3,928.50
Outstanding as of December 31, 2016	28,093	$397.50
Exercisable as of December 31, 2016	12,367	$768.00

Schedule Of Grants Under Stock Option Plan Details [Table Text Block]
Number
Consultant grants	334
Executive grants	50,586
Annual grants to outside directors	170
Total	51,090

	For the Years Ended December 31,
	2016	2015
Annual grants to outside directors	3,934	134
Executive grants	6,034	155
Employee grants	14,777	299
Non-employee grants	1,100	-
Total	25,845	588

Schedule Of Forfeited Or Expired Options Under Stock Option Plans [Table Text Block]
	For the Years Ended December 31,
	2016	2015
Employee terminations	617	55
Expired	28	19
Total	645	74

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Outstanding as of January 1, 2015 and December 31, 2015	2,700	$1,965.00
Granted during 2016	66,310	122.25
Exchanged during 2016	(66,310)	122.25
Expired during 2016	(300)	7,500.00
Outstanding and exercisable as of December 31, 2016	2,400	$1,265.25